Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Research And Development Expenses Abstract
Salaries, wages and related expenses	$ 2,382	$ 1,721	$ 1,209
Share-based payments (see also Note 11)	768	557	756
Service providers	13,170	9,549	5,273
Research and development expense, total	$ 16,320	$ 11,827	$ 7,238